Trade accounts receivables (Details 2) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Trade accounts receivables	$ 140,793	$ 141,910
United State [Member]
IfrsStatementLineItems [Line Items]
Trade accounts receivables	121,240	122,025
Brazil [member]
IfrsStatementLineItems [Line Items]
Trade accounts receivables	19,540	19,435
Other Currencies [Member]
IfrsStatementLineItems [Line Items]
Trade accounts receivables	$ 13	$ 450